Expense Example, No Redemption - Class C	Optimum Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum International Fund Expense Example, No Redemption, 1 Year	Optimum International Fund Expense Example, No Redemption, 3 Years	Optimum International Fund Expense Example, No Redemption, 5 Years	Optimum International Fund Expense Example, No Redemption, 10 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 1 Year	Optimum Fixed Income Fund Expense Example, No Redemption, 3 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 5 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 10 Years
USD ($)	198	625	1,077	2,333	194	610	1,053	2,281	227	735	1,270	2,733	228	732	1,263	2,716	211	654	1,123	2,420	183	568	979	2,126